PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
VY
®
Columbia
Contrarian Core Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.3%
Communication Services : 13.9%
9,650
Alphabet, Inc. - Class A
$ 2,345,915
2.9
8,641  Alphabet, Inc. - Class
C
2,104,516
2.6
7,891
Electronic Arts, Inc.
1,591,615
2.0
3,630  Meta Platforms, Inc.
- Class A
2,665,799
3.4
12,203
(1)
Pinterest, Inc. - Class A
392,570
0.5
1,522
(1)
Take-Two Interactive
Software, Inc.
393,224
0.5
3,185
T-Mobile US, Inc.
762,425
1.0
6,872
Walt Disney Co.
786,844
1.0
11,042,908
13.9
Consumer Discretionary : 8.5%
16,912
(1)
Amazon.com, Inc.
3,713,368
4.7
8,018
eBay, Inc.
729,237
0.9
2,701
NIKE, Inc. - Class B
188,341
0.2
1,512
PulteGroup, Inc.
199,780
0.3
6,110
Starbucks Corp.
516,906
0.6
2,498
Tapestry, Inc.
282,824
0.4
2,460
(1)
Tesla, Inc.
1,094,011
1.4
6,724,467
8.5
Consumer Staples : 2.1%
5,209
Procter & Gamble Co.
800,363
1.0
8,770
Walmart, Inc.
903,836
1.1
1,704,199
2.1
Energy : 3.1%
6,842
Chevron Corp.
1,062,494
1.3
8,041
ConocoPhillips
760,598
1.0
5,446
EOG Resources, Inc.
610,606
0.8
2,433,698
3.1
Financials : 14.7%
2,346
American Express Co.
779,247
1.0
2,434
Aon PLC - Class A
867,916
1.1
32,424
Bank of America Corp.
1,672,754
2.1
1,161
Blackrock, Inc.
1,353,575
1.7
4,664
(1)
Block, Inc.
337,067
0.4
4,751
Charles Schwab Corp.
453,578
0.6
6,141  JPMorgan Chase &
Co.
1,937,056
2.4
1,302  Mastercard, Inc.
- Class A
740,591
0.9
5,026
Morgan Stanley
798,933
1.0
1,180
S&P Global, Inc.
574,318
0.7
3,085
Visa, Inc. - Class A
1,053,157
1.3
13,931
Wells Fargo & Co.
1,167,696
1.5
11,735,888
14.7
Health Care : 9.6%
7,498
Abbott Laboratories
1,004,282
1.3
2,745
AbbVie, Inc.
635,577
0.8
3,441  Agilent Technologies,
Inc.
441,652
0.6
3,690
(1)
Boston Scientific Corp.
360,255
0.5
1,438
Cigna Group
414,504
0.5
5,949
(1)
Cooper Cos., Inc.
407,863
0.5
2,140
Eli Lilly & Co.
1,632,820
2.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
6,308
(1)
Henry Schein, Inc.
$ 418,662
0.5
1,572
(1)
Thermo Fisher
Scientific, Inc.
762,452
1.0
2,316
(1)
Vertex
Pharmaceuticals, Inc.
907,038
1.1
6,319  Zimmer Biomet
Holdings, Inc.
622,422
0.8
7,607,527
9.6
Industrials : 8.7%
4,497
(1)
Boeing Co.
970,587
1.2
9,132
Carrier Global Corp.
545,180
0.7
1,538
Eaton Corp. PLC
575,596
0.7
1,511
GE Aerospace
454,539
0.6
682
GE Vernova, Inc.
419,362
0.5
4,208  Honeywell
International, Inc.
885,784
1.1
3,631
Jacobs Solutions, Inc.
544,142
0.7
491
Parker-Hannifin Corp.
372,252
0.5
3,628  Raytheon Technologies
Corp.
607,073
0.8
5,014  Stanley Black &
Decker, Inc.
372,691
0.5
11,874
(1)
Uber Technologies,
Inc.
1,163,296
1.4
6,910,502
8.7
Information Technology : 34.8%
19,574
Apple, Inc.
4,984,128
6.3
4,706
Applied Materials, Inc.
963,506
1.2
6,291
Broadcom, Inc.
2,075,464
2.6
6,498  Dell Technologies, Inc.
- Class C
921,221
1.2
1,710
Intuit, Inc.
1,167,776
1.5
5,243
Lam Research Corp.
702,038
0.9
3,834  Marvell Technology,
Inc.
322,324
0.4
3,125  Microchip Technology,
Inc.
200,688
0.2
12,497
Microsoft Corp.
6,472,821
8.1
1,021
(1)
MongoDB, Inc.
316,898
0.4
36,555
NVIDIA Corp.
6,820,432
8.6
5,003
(1)
Okta, Inc.
458,775
0.6
7,674
(1)
ON Semiconductor
Corp.
378,405
0.5
1,754
(1)
Palo Alto Networks,
Inc.
357,149
0.4
1,352
(1)
Synopsys, Inc.
667,063
0.8
4,069
TE Connectivity PLC
893,268
1.1
27,701,956
34.8
Materials : 0.5%
4,759  International Flavors &
Fragrances, Inc.
292,869
0.4
348
Sherwin-Williams Co.
120,498
0.1
413,367
0.5
Real Estate : 1.2%
2,280
American Tower Corp.
438,490
0.5
904
(1)
CoStar Group, Inc.
76,270
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
VY
®
Columbia
Contrarian Core Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
602
Equinix, Inc.
$ 471,511
0.6
986,271
1.2
Utilities : 2.2%
6,517
DTE Energy Co.
921,699
1.1
10,125  Public Service
Enterprise Group, Inc.
845,033
1.1
1,766,732
2.2
Total Common Stock
(Cost $52,734,821)
79,027,515
99.3
OTHER : 0.0%
Materials : 0.0%
649,000
(2)(3)(4)
SINO Forest Corp.
—
0.0
Total Other
(Cost $—)
—
0.0
Total Long-Term
Investments
(Cost $52,734,821)
79,027,515
99.3
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.8%
Mutual Funds : 0.8%
676,429
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.030%
(Cost $676,429) $ 676,429 0.8
Total Short-Term
Investments
(Cost $676,429)
676,429
0.8
Total Investments in
Securities
(Cost $53,411,250) $ 79,703,944 100.1
Liabilities in Excess
of Other Assets (80,677) (0.1)
Net Assets $ 79,623,267 100.0
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
3
VY
®
Columbia
Contrarian Core Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock* $ 79,027,515 $ — $ — $ 79,027,515
Short-Term Investments 676,429 — — 676,429
Total Investments, at fair value $ 79,703,944 $ — $ — $ 79,703,944
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
At September 30, 2025, VY
®
Columbia Contrarian Core Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
SINO Forest Corp. 3/1/2013 $ — $ —
$ — $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 26,887,441
Gross Unrealized Depreciation (594,747)
Net Unrealized Appreciation $ 26,292,694